Revenues, other income and and entity-wide disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of Revenue by Country and by Major Alliance Partner
During the years ended December 31, 2022, 2021 and 2020, the Group recognized revenues as disclosed in the table below. Revenues in the table below are attributable to individual countries and are based on the location of the Group's alliance partner.

Revenues by country
in CHF thousands, for the years ended December 31	2022	2021	2020
Revenues Switzerland	179,903	—	—
Revenues USA	9,653	9,330	9,344
Total revenues	189,556	9,330	9,344

Analysis of revenue by major alliance partner
in CHF thousands, for the years ended December 31	2022	2021	2020
Novartis AG, Switzerland	172,903	—	—
FOPH, Switzerland	7,000	—	—
Amgen Inc., USA	9,653	9,330	9,344
Total revenues	189,556	9,330	9,344